CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net income/(loss)	$ (366,195)	$ 117,016	$ (3,920)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities
Depreciation	129,045	131,783	137,061
Amortization of deferred drydocking and special survey costs	5,528	3,845	4,387
Impairment losses	444,502	41,080	75,776
Amortization of finance costs and written-off finance costs	12,652	14,038	15,070
Exit fee accrued on debt	3,447	3,639	3,745
Bad debt expense	15,834
Loss on sale of securities	12,906
Payments for drydocking and special survey costs deferred	(8,976)	(2,341)	(6,887)
(Gain)/loss on sale of vessels	36		(5,709)
Stock based compensation	76	88	638
Amortization of deferred realized losses on interest rate swaps	11,734	4,017	4,016
Unrealized (gains)/loss on derivatives	(4,649)	(16,285)	(24,915)
Equity loss on investments	16,252	1,941
(Increase)/Decrease in:
Accounts receivable	(13,210)	(2,748)	134
Inventories	(355)	625	2,831
Prepaid expenses	(654)	16	106
Due from related parties	(13,596)	(8,410)	3,862
Other assets, current and non-current	(5,455)	2,975	(7,518)
Increase/(Decrease) in:
Accounts payable	(383)	(971)	(614)
Accrued liabilities	1,450	(10,691)	(6,206)
Unearned revenue, current and long-term	26,501	(9,852)	(2,306)
Other liabilities, current and long-term	(4,523)	1,911	2,630
Net cash provided by operating activities	261,967	271,676	192,181
Cash flows from investing activities
Vessels additions	(4,561)	(1,112)	(39,165)
Investments in affiliates	(9,996)	(13,230)
Net proceeds from sale of vessels	5,178	1,050	50,602
Net cash provided by/(used in) investing activities	(9,379)	(13,292)	11,437
Cash flows from financing activities
Payments of long-term debt	(251,130)	(178,808)	(164,154)
Payments of vendor financing		(64,367)	(57,388)
Deferred finance costs		(692)	(4,392)
Decrease in restricted cash	6	6	11,893
Net cash used in financing activities	(251,124)	(243,861)	(214,041)
Net increase/(decrease) in cash and cash equivalents	1,464	14,523	(10,423)
Cash and cash equivalents, beginning of year	72,253	57,730	68,153
Cash and cash equivalents, end of year	73,717	72,253	57,730
Supplemental cash flow information
Cash paid for interest	69,180	$ 71,795	82,957
Non-cash investing and financing activities
Acquisition of debt securities and equity investment	$ 24,627		64,896
Non-cash deferred financing fees			$ 90